Subsequent Events - Schedule of Unaudited Pro Forma Shareholders’ Equity (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Unaudited Pro Forma Shareholders’ Equity [Line Items]
Ordinary shares, Value	$ 68	$ 68
Additional paid-in capital	7,620,339
Statutory reserves	465,572	465,572
Accumulated deficit	(569,562)	787,211
Accumulated other comprehensive loss	(389,255)	(419,559)
Total shareholders’ equity	7,127,162	$ 8,453,631	$ 9,483,458	$ 7,446,851
Pro Forma [Member]
Schedule of Unaudited Pro Forma Shareholders’ Equity [Line Items]
Ordinary shares, Value
Additional paid-in capital	7,620,339
Statutory reserves	465,572
Accumulated deficit	(569,562)
Accumulated other comprehensive loss	(389,255)
Total shareholders’ equity	7,127,162
Class A Ordinary Shares [Member]
Schedule of Unaudited Pro Forma Shareholders’ Equity [Line Items]
Ordinary shares, Value
Class A Ordinary Shares [Member] | Pro Forma [Member]
Schedule of Unaudited Pro Forma Shareholders’ Equity [Line Items]
Ordinary shares, Value	47
Class B Ordinary Shares [Member]
Schedule of Unaudited Pro Forma Shareholders’ Equity [Line Items]
Ordinary shares, Value
Class B Ordinary Shares [Member] | Pro Forma [Member]
Schedule of Unaudited Pro Forma Shareholders’ Equity [Line Items]
Ordinary shares, Value	$ 21